Offerings	May 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Fixed Rate Notes due 2028
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 549,681,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,156.16
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Fixed Rate Notes due 2030
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,636,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,184.27
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Fixed Rate Notes due 2035
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 799,688,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,432.23
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinor Energy AS
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Equinor Energy AS will fully and unconditionally guarantee the notes issed by Equinor ASA. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.